Fair Value (Tables)	9 Months Ended
Sep. 30, 2020
Fair Value [Abstract]
Schedule Of Financial Assets And Liabilities At Fair Value

Financial Assets and Liabilities at Fair Value as of September 30, 2020

	Level 1	Level 2	Total

U.S. Treasury notes (1)	$99,962,221	$-	$99,962,221
Short-term money market fund*	8,997,340	-	8,997,340
Exchange-traded futures contracts
Energies	33,055	-	33,055
Grains	21,206	-	21,206
Interest rates	655,159	-	655,159
Livestock	(2,520)	-	(2,520)
Metals	35,472	-	35,472
Softs	31,935	-	31,935
Stock indices	181,758	-	181,758

Total exchange-traded futures contracts	956,065	-	956,065

Over-the-counter forward currency contracts	-	737,298	737,298

Total futures and forward currency contracts (2)	956,065	737,298	1,693,363

Total financial assets and liabilities at fair value	$109,915,626	$737,298	$110,652,924

Per line item in the Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in equity trading accounts as collateral			$12,807,447
Investments in U.S. Treasury notes held in custody			87,154,774
Total investments in U.S. Treasury notes			$99,962,221

(2)
Net unrealized appreciation on open futures and forward currency contracts			$1,697,861
Net unrealized depreciation on open futures and forward currency contracts			(4,498)
Total net unrealized appreciation on open futures and forward currency contracts			$1,693,363

*The short-term money market fund is included in Cash and Cash Equivalents in the Statements of Financial Condition.

Financial Assets and Liabilities at Fair Value as of December 31, 2019

	Level 1	Level 2	Total

U.S. Treasury notes (1)	$137,878,486	$-	$137,878,486
Short-term money market fund*	12,898,762	-	12,898,762
Exchange-traded futures contracts
Energies	319,240	-	319,240
Grains	(192,473)	-	(192,473)
Interest rates	412,656	-	412,656
Livestock	(260)	-	(260)
Metals	308,142	-	308,142
Softs	(136)	-	(136)
Stock indices	296,854	-	296,854

Total exchange-traded futures contracts	1,144,023	-	1,144,023

Over-the-counter forward currency contracts	-	(1,231,994)	(1,231,994)

Total futures and forward currency contracts (2)	1,144,023	(1,231,994)	(87,971)

Total financial assets and liabilities at fair value	$151,921,271	$(1,231,994)	$150,689,277

Per line item in the Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in equity trading accounts as collateral			$20,644,779
Investments in U.S. Treasury notes held in custody			117,233,707
Total investments in U.S. Treasury notes			$137,878,486

(2)
Net unrealized appreciation on open futures and forward currency contracts			$1,144,023
Net unrealized depreciation on open futures and forward currency contracts			(1,231,994)
Total net unrealized depreciation on open futures and forward currency contracts			$(87,971)

*The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.